BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

NOTE 4 - BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

4.1 - Declaration of compliance

The financial statements were prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) (currently denominated by the IFRS Foundation as IFRS® Accounting Standards), including the interpretations issued by the IFRS Interpretations Committee (IFRIC® Interpretations) or by their predecessor, Standing Interpretations Committee (SIC® Interpretations) and show all the relevant appropriate information of the financial statements that are consistent with those used by the management.

4.2 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and also the exercise of judgment by the Company’s Management in the process of applying the accounting practices of Eletrobras Companies, which are presented in the respective explanatory notes dealing with the themes of applications. Those transactions, disclosures or balances that require a higher level of judgment, are more complex and for which assumptions and estimates are significant, are listed in note 5 and are detailed in the respective explanatory notes.

The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair value and the assets held for sale that are measured at the lower value between accounting value and fair value less the cost of sale.

With the aim of enhancing the understanding for users of the financial statements, the Company grouped and reclassified certain accounts in the financial statements. The comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not have any significant impact on the Company's financial statements.

4.3 – Functional currency and presentation of financial statements

These financial statements are presented in Reais, which is Eletrobras’ functional currency. The financial statements are presented in thousands of Reais (BRL), rounded up to the next number, except when indicated otherwise.

4.4 – Main accounting policies

The main accounting policies applied in the preparation of these financial statements are presented in the respective explanatory notes. These policies have been applied consistently in all the years presented, except for the implementation of the new standards, interpretation and guidelines listed below.

4.4.1 - The adoption of new standards and current interpretations

The amendments below of IFRS standards made by the IASB that are effective for the financial year beginning in 2023 had no impact on the Company’s financial statements:

Revised standard	Change	Applicable as of
IAS 8: Accounting Policies, Change of Estimate and Rectification of Error

The amendments introduce the definition of accounting estimates and will include other alterations to help the Companies to distinguish the changes in accounting estimates from changes in the accounting policies.

01/01/2023
IAS 1 - Presentation of Financial Statements

The amendments introduce the replacement of disclosure of “significant accounting policies” with the disclosure of “material accounting policies” and the guidance to help the entities in the application of the definition of "material" when making decisions on disclosures of material accounting policies.

01/01/2023
IAS 12: Taxes on Profit

The amendments introduce the requirement of recognition of a deferred tax asset and a deferred tax liability when a single transaction generates temporary taxable differences and deductibles at the same time.

01/01/2023

4.4.2 - New standards and non-current interpretations

The Company expects no material impacts on its financial statements from the application of the alterations in standards issued below, that have their adoption applicable to the financial year beginning in 2024:

Revised standard	Change	Applicable as of
IAS 1: Presentation of Financial Statements

The amendments determine that a liability must be classified as current if the entity cannot postpone settlement by at least twelve months after the reporting period. The classification is impacted only by covenants whose fulfillment is obligatory before the end of the reporting period, to provide guidance on the classification of liabilities with contractual clauses.

01/01/2024
IFRS 16: Leases

The amendments include requirements that specify that the seller-lessee must subsequently measure the liability of the lessee derived from the transfer of assets - that attend to the requirements to be recognized as sales revenue and leaseback such that it is not recognized as gain or loss regarding the retained right of use in the transaction.

01/01/2024
IAS 7: Cash Flow Statement

Disclosure of Reverse Factoring operations that involve the Companies and their suppliers. The new disclosure requirements will make the use of supplier financing agreements by a Company visible and allow investors to observe how the use of these instruments has affected the operations and the capital structure of the Company.

01/01/2024

In compliance with international accounting standards, our Company has not yet adopted IFRS 18 - Presentation and Disclosure in Financial Statements issued on April 9, 2024. Initial adoption is scheduled for January 1, 2027. The management is still analyzing the impact regarding the adoption of IFRS 18.

The Company has not adopted any standards in advance and no significant impacts are expected in the financial statements for other accounting standards, alterations and interpretations issued that are not in effect or applicable after the financial year 2024.

4.5 - Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies

In the consolidated financial statements, the balances of assets, liabilities, results and cash flows of subsidiaries are fully consolidated and classified according to their nature. The inclusion of the accounting balances of the subsidiaries in the consolidated statements begins on the date on which control is held by the Company and is interrupted from the date on which the Company ceases to have control.

When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.

Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.

a) Subsidiaries

The investor controls the investee when it is exposed to, or has rights to, variable returns arising from its involvement with the investee and has the ability to affect those returns through its power over the investee. The investor has power over the investee when it has existing rights that give it the current ability to direct the relevant activities, that is, the activities that significantly affect the investee’s returns.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, revenues, costs and expenses between the Company’s subsidiaries are eliminated in full in the consolidated financial statements.

	12/31/2023		12/31/2022
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
Eletropar	83.71%	—	83.71%	—
Chesf	100.00%	—	99.58%	—
Furnas	100.00%	—	99.67%	—
Madeira Energia S.A.¹	—	99.74%	—	72.36%
Santo Antônio Energia S.A.	—	99.74%	—	72.36%
Brasil Ventos Energia S.A.	—	100.00%	—	99.67%
Energia dos Ventos V S.A.	—	100.00%	—	99.67%
Energia dos Ventos VI S.A.	—	100.00%	—	99.67%
Energia dos Ventos VII S.A.	—	100.00%	—	99.67%
Energia dos Ventos VIII S.A.	—	100.00%	—	99.67%
Energia dos Ventos IX S.A.	—	100.00%	—	99.67%
Geradora Eólica Ventos de Angelim S.A.	—	—	—	89.70%
Itaguaçu da Bahia Energias Renováveis S.A.	—	98.00%	—	97.68%
SPE Nova Era Janapu Transmissora S.A.	—	100.00%	—	—
Baguari Energia S.A. ²	—	100.00%	—	30.61%
Baguari I Geração de Energia S.A.²	—	100.00%		—
Retiro Baixo Energética S.A ²	—	100.00%	—	49.00%
Triângulo Mineiro Transmissora S.A. ²	—	100.00%	—	49.00%
Vale do São Bartolomeu Transmissora de Energia S.A. ²	—	90.00%	—	39.00%
CGT Eletrosul	100.00%	—	99.96%	—
Eólica Ibirapuitã S.A.	—	100.00%	—	77.97%
Livramento Holding S.A.	—	—	—	77.97%
Eólica Cerro Chato IV S.A.	—	—	—	77.97%
Eólica Cerro Chato V S.A.	—	—	—	77.97%
Eólica Cerro Chato VI S.A.	—	—	—	77.97%
Eólica Cerro dos Trindade S.A.	—	—	—	77.97%
Eletronorte	100.00%	—	99.69%	—
Teles Pires Participações S.A.³	—	100.00%	—	49.44%
Companhia Hidrelétrica Teles Pires S.A. ³	—	100.00%	—	49.44%

Joint operations (consortia)
Cruzeiro do Sul Energy Consortium	—	49.00%	—	49.00%
UHE Baguari Consortium ²	—	100.00%	—	—

[1] After assuming the debt of SAESA, Eletrobras came to hold, indirectly, 99.74% of the shareholding in the capital stock of MESA (for more information, see note 23);

[2] In December 2023, the subsidiary Furnas acquired the controlling interest of Baguari Energia, Retiro Baixo, Triângulo Mineiro and Vale do São Bartolomeu, previously owned jointly. (For more information see note 17.1);

[3] In September 2023, there was a transfer to Eletrobras of ordinary shares representative of 50.56% of the total and voting capital stock of Teles Pires Participações S.A., ordinary shares representative of 0.9% of the total and voting capital stock of Companhia Hidrelétrica Teles Pires, which previously were owned jointly (for more information, see note 17.1).

b) Investments in associates

Associates are all entities over which the Company has significant influence, and which are not a subsidiary or jointly controlled company.

c) Jointly owned subsidiaries

A joint business is one in which two or more parties have joint control established by contract and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.

4.6 - Correction of classification of Statement of Cash Flows

After filing the 2023 local statutory financial statement, the Company identified and corrected a misclassification within the Statements of Cash Flows for the years ended 2023 and 2022 reported in its statutory financial statement.

The Company has evaluated the effect of this misclassification, both qualitatively and quantitatively, and conclude that the correction did not have a material impact on statutory financial statement. This misclassification did not have an impact on the statement of cash flows for the year ended December 31, 2022 that was reported in the Company’s financial statements included in the 2022 Form 20-F.

This correction of classification resulted in the following impact to the Statement of Cash Flows:

	Year ended December 31, 2023			Year ended December 31, 2022
	As reported	Adjustments	As revised	As reported	Adjustments	As revised

OPERATIONAL ACTIVITIES

Net cash of operating activities	8,242,958	(7,620)	8,235,338	4,799,820	395,669	5,195,489

FINANCING ACTIVITIES

Net cash provided by (used in) financing activities	(6,755,131)	—	(6,755,131)	30,072,386	—	30,072,386

INVESTMENT ACTIVITIES

Net cash provided by (used in) investment activities	819,418	7,620	827,038	(24,325,739)	(395,669)	(24,721,408)

Increase in cash and cash equivalents	2,307,245	—	2,307,245	10,546,467	—	10,546,467

Total effect on Cash Flow	—	—	—	—	—	—

4.7 – Change in accounting policy

In 2023, in connection with the change in the Company’s investment policy as described in Note 8, management also changed its accounting policy regarding the presentation of interest received on marketable securities in the statement of cash flows. The Company understands that presenting all the movements in marketable securities in the same group of the cash flow statement as part of investing activities, rather than operating activities as previously reported, reflects the revised investment’s strategy adopted. This change was applied retrospectively and the effects of the change for 2022 and 2021 are demonstrated below:

	Year ended December 31, 2022			Year ended December 31, 2021
	As reported	Adjustments	As revised	As reported	Adjustments	As revised

Net cash of operating activities	9,275,733	(4,080,244)	5,195,489	8,226,163	(1,261,156)	6,965,007

Net cash provided by (used in) investment activities	(28,801,652)	4,080,244	(24,721,408)	(2,259,603)	1,261,156	(998,447)